Revenue Recognition (Tables)	9 Months Ended
Jan. 31, 2022
Revenue Recognition
Schedule of revenue

	Nine Months Ended Jan. 31, 2022	Nine Months Ended Jan. 31, 2021	Three Months Ended Jan. 31, 2022	Three Months Ended Jan. 31, 2021
Consulting services	$2,395,395	$3,416,802	$1,389,200	$924,286
Fees from online services	1,240,655	354,011	421,841	353,041
Total revenues	$3,636,050	$3,770,813	$1,811,041	$1,277,327